Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000055529 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%	[1],[2]
C000055529 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1],[3]
C000055529 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[3]
C000055529 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1],[3]
C000055529 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1],[3]
C000055529 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1],[3]
C000055529 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[1],[3]
C000055529 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%	[1],[3]
C000055529 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1],[3]
C000055529 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[1],[3]
C000055529 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
C000055529 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
C000055529 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
C000055529 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000055529 [Member] | PHILIPPINES
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000055529 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000055529 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000055529 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000055529 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000055529 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
C000069477 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	34.40%	[4],[5]
C000069477 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4],[6]
C000069477 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[4],[6]
C000069477 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[4],[6]
C000069477 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[4],[6]
C000069477 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%	[4],[6]
C000069477 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000069477 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000069477 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000069477 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.60%	[4]
C000069477 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.80%	[4]
C000069477 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000069477 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.90%	[4]
C000069477 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000069477 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.20%	[4]
C000069477 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.70%	[4]
C000069478 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	34.50%	[7],[8]
C000069478 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[7],[9]
C000069478 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.80%	[7],[9]
C000069478 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[7],[9]
C000069478 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[7],[9]
C000069478 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	29.70%	[7],[9]
C000069478 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.70%	[7]
C000069478 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.70%	[7]
C000069478 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	9.10%	[7]
C000069478 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.90%	[7]
C000069478 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.70%	[7]
C000069478 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	6.00%	[7]
C000069478 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000069478 [Member] | PORTUGAL
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000069478 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000069478 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000102031 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[10]
C000102031 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	74.90%	[10]
C000102031 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000102031 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[10],[11]
C000102031 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%	[10],[11]
C000102031 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10],[11]
C000102031 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[10],[11]
C000102031 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[10],[11]
C000102031 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%	[10],[11]
C000110079 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[12]
C000110079 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%	[12]
C000110079 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[12]
C000110079 [Member] | More than 40 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[12]
C000110079 [Member] | Thirty Five to 40 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[12]
C000110079 [Member] | Thirty to 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[12]
C000110079 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[12]
C000110079 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[12]
C000110079 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000110079 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000110079 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[12],[13]
C000110079 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	66.90%	[12],[13]
C000110079 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[13],[14]
C000110079 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[12],[13]
C000110079 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[12],[13]
C000110080 [Member] | Government National Mortgage Association 2 00 02 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[15]
C000110080 [Member] | Government National Mortgage Association 2 00 12 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[15]
C000110080 [Member] | Government National Mortgage Association 5 50 11 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[15]
C000110080 [Member] | Government National Mortgage Association 5 50 04 20 53 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[15]
C000110080 [Member] | Government National Mortgage Association 2 50 07 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[15]
C000110080 [Member] | Government National Mortgage Association 2 00 02 20 52 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[15]
C000110080 [Member] | Government National Mortgage Association 6 00 11 15 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000110080 [Member] | Government National Mortgage Association 2 00 09 20 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000110080 [Member] | Government National Mortgage Association 2 50 08 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000110080 [Member] | Government National Mortgage Association 2 50 05 20 51 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[15]
C000110080 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[15]
C000110080 [Member] | Thirty to 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[15]
C000110080 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	72.80%	[15]
C000110080 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[15]
C000110080 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[15]
C000110080 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15]
C000110081 [Member] | AbbVie Inc 4 25 11 21 49 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000110081 [Member] | Meta Platforms Inc 5 50 11 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000110081 [Member] | Anheuser Busch Companies LLC Anheuser Busch InBev Worldwide Inc 4 70 02 01 36 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000110081 [Member] | Pfizer Investment Enterprises Pte Ltd 4 75 05 19 33 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000110081 [Member] | Pfizer Investment Enterprises Pte Ltd 5 30 05 19 53 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000110081 [Member] | AbbVie Inc 3 20 11 21 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000110081 [Member] | Anheuser Busch Companies LLC Anheuser Busch InBev Worldwide Inc 4 90 02 01 46 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000110081 [Member] | Broadcom Inc 3 14 11 15 35 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000110081 [Member] | Broadcom Inc 4 80 10 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000110081 [Member] | Broadcom Inc 4 90 07 15 32 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000110081 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[16]
C000110081 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%	[16]
C000110081 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[16]
C000110081 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[16]
C000110081 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[16]
C000119711 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17],[18]
C000119711 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17],[18]
C000119711 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[17],[18]
C000119711 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[17],[18],[19]
C000119711 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[17],[18]
C000119711 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[17],[18]
C000119711 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[17],[18]
C000119711 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[17],[18]
C000119711 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[17],[18]
C000119711 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	55.70%	[17],[18]
C000119711 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%	[18]
C000119711 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[18]
C000119711 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[19]
C000119711 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[18]
C000119711 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	56.10%	[18]
C000119711 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[19]
C000119711 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[18]
C000131291 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[20]
C000131291 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[20]
C000131291 [Member] | Six To 7 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[20]
C000131291 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[20]
C000131291 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[20]
C000131291 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%	[20]
C000131291 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[20]
C000131291 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[20],[21]
C000131291 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[20],[21]
C000131291 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[20],[21]
C000131291 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%	[20],[21]
C000131291 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	40.80%	[20],[21]
C000131291 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[20],[21]
C000131292 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[22]
C000131292 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	82.10%	[22]
C000131292 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[22]
C000131292 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[22],[23]
C000131292 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[22],[23]
C000131292 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[22],[23]
C000131292 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[22],[23]
C000131292 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%	[22],[23]
C000131292 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[22],[23]
C000137225 [Member] | U S Treasury Floating Rate Note 3 96 10 31 27 [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[24]
C000137225 [Member] | U S Treasury Floating Rate Note 3 92 07 31 27 [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[24]
C000137225 [Member] | U S Treasury Floating Rate Note 4 01 01 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[24]
C000137225 [Member] | U S Treasury Floating Rate Note 3 86 01 31 27 [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[24]
C000137225 [Member] | U S Treasury Floating Rate Note 3 95 07 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[24]
C000137225 [Member] | U S Treasury Floating Rate Note 3 93 04 30 27 [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[24]
C000137225 [Member] | U S Treasury Floating Rate Note 3 92 04 30 26 [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[24]
C000137225 [Member] | U S Treasury Floating Rate Note 3 97 10 31 26 [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[24]
C000137225 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	54.70%	[24]
C000137225 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%	[24]
C000152180 [Member] | Morgan Stanley 5 00 11 24 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
C000152180 [Member] | Visa Inc 3 15 12 14 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[25]
C000152180 [Member] | Microsoft Corp 3 13 11 03 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[25]
C000152180 [Member] | Ford Motor Credit Co LLC 3 38 11 13 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
C000152180 [Member] | AstraZeneca PLC 3 38 11 16 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[25]
C000152180 [Member] | DuPont de Nemours Inc 4 49 11 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000152180 [Member] | Novartis Capital Corp 3 00 11 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000152180 [Member] | Banco Santander SA 5 18 11 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[25]
C000152180 [Member] | Lloyds Banking Group PLC 4 58 12 10 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[25]
C000152180 [Member] | Intercontinental Exchange Inc 3 75 12 01 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[25]
C000152180 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[26]
C000152180 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[26]
C000152180 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[26]
C000152180 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[26]
C000152180 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[26]
C000152180 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[26]
C000152180 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.40%	[26]
C000153287 [Member] | Super Micro Computer Inc 06 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[27]
C000153287 [Member] | SoFi Technologies Inc 1 25 03 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[27]
C000153287 [Member] | GameStop Corp 06 15 32 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[27]
C000153287 [Member] | DoorDash Inc 05 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[27]
C000153287 [Member] | Rocket Lab USA Inc 4 25 02 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[27]
C000153287 [Member] | Bloom Energy Corp 3 00 06 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[27]
C000153287 [Member] | Bloom Energy Corp 3 00 06 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[27]
C000153287 [Member] | Seagate HDD Cayman 3 50 06 01 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[27]
C000153287 [Member] | Western Digital Corp 3 00 11 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[27]
C000153287 [Member] | Alibaba Group Holding Ltd 0 50 06 01 31 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[27]
C000153287 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[27]
C000153287 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	72.00%	[27]
C000153287 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%	[27]
C000153287 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[27]
C000153287 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[27]
C000161648 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%	[28],[29]
C000161648 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[28]
C000161648 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.60%	[28]
C000161648 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.40%	[28]
C000161648 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.70%	[28]
C000161648 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.00%	[28]
C000161648 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%	[28]
C000161648 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.20%	[28]
C000161648 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.70%	[28]
C000161648 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	16.90%	[28]
C000161648 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.10%	[28]
C000161648 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[28]
C000161648 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	81.50%	[28]
C000170245 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[30]
C000170245 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%	[30]
C000170245 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%	[30]
C000170245 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[30]
C000170245 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[30]
C000170245 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[30],[31]
C000170245 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[30],[31]
C000170245 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[30],[31]
C000170245 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[30],[31]
C000170245 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	58.20%	[30],[31]
C000170245 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[30],[31]
C000170247 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%	[32]
C000170247 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%	[32]
C000170247 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[32]
C000170247 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[32]
C000170247 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[32]
C000170247 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[32],[33]
C000170247 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[32],[33]
C000170247 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[32],[33]
C000170247 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[32],[33]
C000170247 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[32],[33]
C000170247 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	65.80%	[32],[33]
C000170247 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[32],[33]
C000173141 [Member] | Oracle Corp 2 65 07 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[34]
C000173141 [Member] | Pfizer Investment Enterprises Pte Ltd 4 45 05 19 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[34]
C000173141 [Member] | Citigroup Inc 3 20 10 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[34]
C000173141 [Member] | Wells Fargo And Co 3 00 04 22 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[34]
C000173141 [Member] | Wells Fargo And Co 3 00 10 23 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[34]
C000173141 [Member] | Apple Inc 3 25 02 23 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[34]
C000173141 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 2 45 10 29 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[34]
C000173141 [Member] | Microsoft Corp 2 40 08 08 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[34]
C000173141 [Member] | AbbVie Inc 2 95 11 21 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[34]
C000173141 [Member] | Boeing Co The 2 20 02 04 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[34]
C000173141 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[35]
C000173141 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[35]
C000173141 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[35]
C000173141 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%	[35]
C000173141 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%	[35]
C000173141 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[35]
C000173141 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[35]
C000191091 [Member] | T Mobile USA Inc 3 75 04 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[36]
C000191091 [Member] | Citigroup Inc 4 45 09 29 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[36]
C000191091 [Member] | Microsoft Corp 3 30 02 06 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[36]
C000191091 [Member] | Amazon com Inc 3 15 08 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[36]
C000191091 [Member] | Goldman Sachs Group Inc The 3 85 01 26 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[36]
C000191091 [Member] | Morgan Stanley 3 63 01 20 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[36]
C000191091 [Member] | Oracle Corp 3 25 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[36]
C000191091 [Member] | Meta Platforms Inc 3 50 08 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[36]
C000191091 [Member] | Wells Fargo And Co 4 30 07 22 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[36]
C000191091 [Member] | Alibaba Group Holding Ltd 3 40 12 06 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[36]
C000191091 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[37]
C000191091 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[37]
C000191091 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[37]
C000191091 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.50%	[37]
C000191091 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.50%	[37]
C000191091 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[37]
C000191091 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[37]
C000194633 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[38]
C000194633 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	59.60%	[38]
C000194633 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[38]
C000194633 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[38]
C000194633 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[38]
C000194633 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[38]
C000194633 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[38],[39]
C000194633 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[38],[39]
C000194633 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[38],[39],[40]
C000194633 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[38],[39]
C000194633 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	40.30%	[38],[39]
C000194633 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%	[38],[39]
C000194633 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[38],[39]
C000196720 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[41]
C000196720 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	31.70%	[41]
C000196720 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[41]
C000196720 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[41]
C000196720 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%	[41]
C000196720 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[41],[42]
C000196720 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[41],[42]
C000196720 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[41],[42]
C000196720 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[41],[42]
C000196720 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[41],[42]
C000196720 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[41],[42]
C000196720 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[41],[42]
C000196720 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[41],[42]
C000204503 [Member] | UBS AG Stamford CT 7 50 02 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000204503 [Member] | Sprint Capital Corp 6 88 11 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000204503 [Member] | Verizon Communications Inc 4 33 09 21 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000204503 [Member] | Morgan Stanley 3 59 07 22 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000204503 [Member] | RTX Corp 4 13 11 16 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[43]
C000204503 [Member] | AerCap Ireland Capital DAC AerCap Global Aviation Trust 3 00 10 29 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[43]
C000204503 [Member] | Cigna Group The 4 38 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[43]
C000204503 [Member] | Amgen Inc 5 15 03 02 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[43]
C000204503 [Member] | Pfizer Investment Enterprises Pte Ltd 4 45 05 19 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[43]
C000204503 [Member] | CVS Health Corp 4 30 03 25 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[43]
C000204503 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[44]
C000204503 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[44]
C000204503 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[44]
C000204503 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%	[44]
C000204503 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%	[44]
C000204503 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[44]
C000204503 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[44]
C000204721 [Member] | Medline Borrower LP 3 88 04 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[45]
C000204721 [Member] | Quikrete Holdings Inc 6 38 03 01 32 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[45]
C000204721 [Member] | Warnermedia Holdings Inc 5 05 03 15 42 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[45]
C000204721 [Member] | WULF Compute LLC 7 75 10 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[45]
C000204721 [Member] | Venture Global LNG Inc 9 50 02 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[45]
C000204721 [Member] | American Airlines Inc AAdvantage Loyalty IP Ltd 5 75 04 20 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[45]
C000204721 [Member] | Carnival Corp 5 75 08 01 32 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[45]
C000204721 [Member] | EMRLD Borrower LP Emerald Co Issuer Inc 6 63 12 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[45]
C000204721 [Member] | TransDigm Inc 6 38 03 01 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[45]
C000204721 [Member] | DaVita Inc 4 63 06 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[45]
C000204721 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	54.10%	[45]
C000204721 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.80%	[45]
C000204721 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[45]
C000204721 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[45]
C000204721 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[45]
C000205645 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[46]
C000205645 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[46]
C000205645 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[46]
C000205645 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[46]
C000205645 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[46]
C000205645 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[46]
C000205645 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[46],[47]
C000205645 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[46],[47]
C000205645 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[46],[47]
C000205645 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[46],[47]
C000205645 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[46],[47]
C000205645 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%	[46],[47]
C000211404 [Member] | Morgan Stanley 5 00 11 24 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[48]
C000211404 [Member] | Ford Motor Credit Co LLC 3 38 11 13 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[48]
C000211404 [Member] | DuPont de Nemours Inc 4 49 11 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[48]
C000211404 [Member] | Banco Santander SA 5 18 11 19 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[48]
C000211404 [Member] | Lloyds Banking Group PLC 4 58 12 10 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[48]
C000211404 [Member] | United Wholesale Mortgage LLC 5 50 11 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[48]
C000211404 [Member] | Ally Financial Inc 5 75 11 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[48]
C000211404 [Member] | Illumina Inc 5 80 12 12 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[48]
C000211404 [Member] | Oracle Corp 5 80 11 10 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[48]
C000211404 [Member] | Duke Energy Corp 5 00 12 08 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[48]
C000211404 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[49]
C000211404 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[49]
C000211404 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[49]
C000211404 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.50%	[49]
C000214263 [Member] | AbbVie Inc 3 20 11 21 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[50]
C000214263 [Member] | Wells Fargo And Co 4 15 01 24 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[50]
C000214263 [Member] | AbbVie Inc 4 80 03 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[50]
C000214263 [Member] | Cisco Systems Inc 4 85 02 26 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[50]
C000214263 [Member] | Fiserv Inc 3 50 07 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[50]
C000214263 [Member] | Anheuser Busch InBev Worldwide Inc 4 75 01 23 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[50]
C000214263 [Member] | Centene Corp 4 63 12 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[50]
C000214263 [Member] | AT And T Inc 4 35 03 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[50]
C000214263 [Member] | International Business Machines Corp 3 50 05 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000214263 [Member] | Verizon Communications Inc 4 02 12 03 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[50]
C000214263 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[51]
C000214263 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[51]
C000214263 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[51]
C000214263 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%	[51]
C000214263 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%	[51]
C000214263 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[51]
C000214263 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[51]
C000219751 [Member] | T Mobile USA Inc 3 88 04 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[52]
C000219751 [Member] | Boeing Co The 5 15 05 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[52]
C000219751 [Member] | Deutsche Telekom International Finance BV 8 75 06 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[52]
C000219751 [Member] | British Telecommunications PLC 9 63 12 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[52]
C000219751 [Member] | AT And T Inc 4 30 02 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[52]
C000219751 [Member] | Pacific Gas and Electric Co 4 55 07 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[52]
C000219751 [Member] | Oracle Corp 2 95 04 01 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[52]
C000219751 [Member] | Pfizer Investment Enterprises Pte Ltd 4 65 05 19 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[52]
C000219751 [Member] | Amgen Inc 5 25 03 02 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[52]
C000219751 [Member] | Oracle Corp 4 45 09 26 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[52]
C000219751 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[53]
C000219751 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[53]
C000219751 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[53]
C000219751 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[53]
C000219751 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%	[53]
C000219751 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[53]
C000219751 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[53]
C000222633 [Member] | MGM China Holdings Ltd 5 88 05 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[54]
C000222633 [Member] | SCIL IV LLC SCIL USA Holdings LLC Class H 5 38 11 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[54]
C000222633 [Member] | Albertsons Companies Inc Safeway Inc New Albertsons LP Albertsons LLC 3 25 03 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[54]
C000222633 [Member] | Travel Leisure Co 6 63 07 31 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[54]
C000222633 [Member] | Brookfield Property REIT Inc BPR Cumulus LLC BPR Nimbus LLC GGSI Sellco LLC 5 75 05 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[54]
C000222633 [Member] | Air Canada 3 88 08 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[54]
C000222633 [Member] | IQVIA Inc 5 00 10 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
C000222633 [Member] | Block Inc 2 75 06 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[54]
C000222633 [Member] | Rocket Mortgage LLC Rocket Mortgage Co Issuer Inc 2 88 10 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[54]
C000222633 [Member] | Sirius XM Radio LLC 3 13 09 01 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[54]
C000222633 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[55]
C000222633 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[55]
C000222633 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%	[55]
C000222633 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%	[55]
C000222633 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[55]
C000222633 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[55]
C000222633 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[55]
C000228040 [Member] | Verizon Communications Inc 2 55 03 21 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[56]
C000228040 [Member] | Oracle Corp 2 88 03 25 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[56]
C000228040 [Member] | Orange SA 9 00 03 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[56]
C000228040 [Member] | AT And T Inc 2 75 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[56]
C000228040 [Member] | Amazon com Inc 2 10 05 12 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[56]
C000228040 [Member] | Cisco Systems Inc 4 95 02 26 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[56]
C000228040 [Member] | Broadcom Inc 2 45 02 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[56]
C000228040 [Member] | Walt Disney Co The 2 65 01 13 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[56]
C000228040 [Member] | Apple Inc 1 65 02 08 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[56]
C000228040 [Member] | T Mobile USA Inc 2 55 02 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[56]
C000228040 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[57]
C000228040 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[57]
C000228040 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[57]
C000228040 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%	[57]
C000228040 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%	[57]
C000228040 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[57]
C000228040 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[57]
C000228465 [Member] | Sirius XM Radio LLC 5 00 08 01 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[58]
C000228465 [Member] | Celanese U S Holdings LLC 6 67 07 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[58]
C000228465 [Member] | Nexstar Media Inc 5 63 07 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[58]
C000228465 [Member] | Directv Financing LLC Directv Financing Co Obligor Inc 5 88 08 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[58]
C000228465 [Member] | Rakuten Group Inc 11 25 02 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[58]
C000228465 [Member] | SS And C Technologies Inc 5 50 09 30 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[58]
C000228465 [Member] | Mauser Packaging Solutions Holding Co 7 88 04 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[58]
C000228465 [Member] | Nissan Motor Co Ltd 4 35 09 17 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[58]
C000228465 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 13 05 01 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[58]
C000228465 [Member] | DISH Network Corp 11 75 11 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[58]
C000228465 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[59]
C000228465 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%	[59]
C000228465 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[59]
C000228465 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.60%	[59]
C000228465 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[59]
C000228465 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[59]
C000236812 [Member] | Twenty Five To 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	67.50%	[60],[61]
C000236812 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%	[60],[61]
C000236812 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[60],[61]
C000236812 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000236812 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000236812 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[62]
C000236812 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236814 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[63],[64]
C000236814 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	57.60%	[63],[64]
C000236814 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%	[63],[64]
C000236814 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[63],[64]
C000236814 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[63],[64]
C000236814 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000236814 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000236814 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[65]
C000236814 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236816 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[66],[67],[68]
C000236816 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[66],[67],[68]
C000236816 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[66],[67],[68]
C000236816 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	39.50%	[66],[67],[68]
C000236816 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	47.60%	[66],[67],[68]
C000236816 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[66],[67],[68]
C000236816 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000236816 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000236816 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[69]
C000236816 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237776 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[70],[71]
C000237776 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[70],[72]
C000237776 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[70],[72]
C000237776 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[70],[72]
C000237776 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[70],[72]
C000237776 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[70],[72]
C000237776 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[70],[72]
C000237776 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%	[70],[72]
C000237776 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[70],[72]
C000237776 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[70],[72]
C000237776 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	4.40%	[70]
C000237776 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	3.90%	[70]
C000237776 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	5.50%	[70]
C000237776 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.30%	[70]
C000237776 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%	[70]
C000237776 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.20%	[70]
C000237776 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%	[70]
C000237776 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	5.10%	[70]
C000237776 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.90%	[70]
C000237776 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.90%	[70]
C000247831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[73],[74]
C000247831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[73],[74]
C000247831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[73],[74]
C000247831 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[73],[74]
C000247831 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[73],[74]
C000247831 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[73],[74]
C000247831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[73],[74]
C000247831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[73],[74]
C000247831 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[73],[74]
C000247831 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[73],[74]
C000247831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[73],[74]
C000247831 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000247831 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000247831 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000247832 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[75],[76]
C000247832 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[75],[76]
C000247832 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[75],[76]
C000247832 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[75],[76]
C000247832 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[75],[76]
C000247832 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[75],[76]
C000247832 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[75],[76]
C000247832 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[75],[76]
C000247832 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%	[75],[76]
C000247832 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[75],[76]
C000247832 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[75],[76]
C000247832 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000247832 [Member] | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000247832 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[77]
C000247832 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249959 [Member] | Panther Escrow Issuer LLC 7 13 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[78]
C000249959 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 4 25 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[78]
C000249959 [Member] | UKG Inc 6 88 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[78]
C000249959 [Member] | Carvana Co 9 00 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[78]
C000249959 [Member] | Allied Universal Holdco LLC 7 88 02 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[78]
C000249959 [Member] | Venture Global LNG Inc 8 38 06 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[78]
C000249959 [Member] | Boost Newco Borrower LLC 7 50 01 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[78]
C000249959 [Member] | Windstream Services LLC Windstream Escrow Finance Corp 8 25 10 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[78]
C000249959 [Member] | Connect Holding II LLC 10 50 04 03 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[78]
C000249959 [Member] | Directv Financing LLC Directv Financing Co Obligor Inc 10 00 02 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[78]
C000249959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[79]
C000249959 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[79]
C000249959 [Member] | B [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.30%	[79]
C000249959 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%	[79]
C000249959 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[79]
C000249959 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[79]
C000249960 [Member] | Illinois Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249960 [Member] | California Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000249960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[80]
C000249960 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[80]
C000249960 [Member] | Standard & Poor's, BBB+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[80]
C000249960 [Member] | Standard & Poor's, A- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[80]
C000249960 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[80]
C000249960 [Member] | Standard & Poor's, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[80]
C000249960 [Member] | Standard & Poor's, AA- Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[80]
C000249960 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[80]
C000249960 [Member] | Standard & Poor's, AA+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%	[80]
C000249960 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%	[80]
C000249960 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249960 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249960 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000249960 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249960 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000249960 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249960 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249960 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249960 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[80]
C000249961 [Member] | AbbVie Inc 5 05 03 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[81]
C000249961 [Member] | Broadcom Inc 3 47 04 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[81]
C000249961 [Member] | AT And T Inc 5 40 02 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[81]
C000249961 [Member] | Boeing Co The 6 53 05 01 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[81]
C000249961 [Member] | Bristol Myers Squibb Co 5 20 02 22 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[81]
C000249961 [Member] | Cisco Systems Inc 5 05 02 26 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[81]
C000249961 [Member] | Meta Platforms Inc 4 75 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[81]
C000249961 [Member] | Kroger Co The 5 00 09 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[81]
C000249961 [Member] | Citibank N A 5 57 04 30 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[81]
C000249961 [Member] | BP Capital Markets America Inc 5 23 11 17 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[81]
C000249961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[82]
C000249961 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[82]
C000249961 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[82]
C000249961 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%	[82]
C000249961 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[82]
C000249961 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[82]
C000249961 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[82]
C000249962 [Member] | U S Treasury Inflation Indexed Bonds 1 75 01 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%	[83]
C000249962 [Member] | U S Treasury Inflation Indexed Bonds 1 88 07 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%	[83]
C000249962 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%	[84]
C000249962 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[84]
C000250196 [Member] | U S Treasury Note Bond 4 38 05 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%	[85]
C000250196 [Member] | U S Treasury Note Bond 4 25 11 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%	[85]
C000250196 [Member] | U S Treasury Note Bond 4 00 02 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[85]
C000250196 [Member] | U S Treasury Note Bond 3 88 08 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%	[85]
C000250196 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%	[86]
C000250196 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[86]
C000250197 [Member] | U S Treasury Note Bond 3 38 05 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[87]
C000250197 [Member] | U S Treasury Note Bond 3 00 11 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[87]
C000250197 [Member] | U S Treasury Note Bond 3 63 02 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[87]
C000250197 [Member] | U S Treasury Note Bond 3 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[87]
C000250197 [Member] | U S Treasury Note Bond 4 13 08 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[87]
C000250197 [Member] | U S Treasury Note Bond 4 50 02 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%	[87]
C000250197 [Member] | U S Treasury Note Bond 4 63 11 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[87]
C000250197 [Member] | U S Treasury Note Bond 4 63 05 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%	[87]
C000250197 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%	[88]
C000250197 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[88]
C000250199 [Member] | U S Treasury Note Bond 4 63 05 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%	[89]
C000250199 [Member] | U S Treasury Note Bond 4 50 11 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[89]
C000250199 [Member] | U S Treasury Note Bond 4 25 08 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[89]
C000250199 [Member] | U S Treasury Note Bond 4 25 02 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%	[89]
C000250199 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%	[90]
C000250199 [Member] | Short Term and Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[90]

[1]	Excludes money market funds.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[6]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Excludes money market funds.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[9]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[10]	Excludes money market funds.
[11]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	Excludes money market funds.
[13]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[14]	Rounds to less than 0.1%.
[15]	Excludes money market funds.
[16]	Excludes money market funds.
[17]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[18]	Excludes money market funds.
[19]	Rounds to less than 0.1%.
[20]	Excludes money market funds.
[21]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[22]	Excludes money market funds.
[23]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[24]	Excludes money market funds.
[25]	Excludes money market funds.
[26]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[27]	Excludes money market funds.
[28]	Excludes money market funds.
[29]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[30]	Excludes money market funds.
[31]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[32]	Excludes money market funds.
[33]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[34]	Excludes money market funds.
[35]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[36]	Excludes money market funds.
[37]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[38]	Excludes money market funds.
[39]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[40]	Rounds to less than 0.1%.
[41]	Excludes money market funds.
[42]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[43]	Excludes money market funds.
[44]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[45]	Excludes money market funds.
[46]	Excludes money market funds.
[47]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[48]	Excludes money market funds.
[49]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[50]	Excludes money market funds.
[51]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[52]	Excludes money market funds.
[53]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[54]	Excludes money market funds.
[55]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[56]	Excludes money market funds.
[57]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[58]	Excludes money market funds.
[59]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[60]	Excludes money market funds.
[61]	The underlying fund is iShares 20+ Year Treasury Bond ETF.
[62]	Rounds to greater than (0.1)%.
[63]	Excludes money market funds.
[64]	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
[65]	Rounds to greater than (0.1)%.
[66]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[67]	Excludes money market funds.
[68]	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
[69]	Rounds to greater than (0.1)%.
[70]	Excludes money market funds.
[71]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[72]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[73]	Excludes money market funds.
[74]	The underlying fund is iShares Russell 2000 ETF.
[75]	Excludes money market funds.
[76]	The underlying fund is iShares Core S&P 500 ETF.
[77]	Rounds to greater than (0.1)%.
[78]	Excludes money market funds.
[79]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[80]	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[81]	Excludes money market funds.
[82]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[83]	Excludes money market funds.
[84]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[85]	Excludes money market funds.
[86]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[87]	Excludes money market funds.
[88]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[89]	Excludes money market funds.
[90]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.